Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2018 and 2017 consist of the following:

(in thousands)	2018	2017
Accrued expenses and other liabilities	$103,388	$85,986
Payroll and related accruals	66,871	63,525
Deferred revenue	45,358	49,357
Accrued contingent consideration and milestone payments	27,820	11,539
Restructuring	6,850	14,667
Accrued interest on long-term debt	6,200	5,543
Accrued royalties	5,469	6,714
Cash collateral	1,000	3,000
Current portion of capital lease obligations	61	1,359
Total accrued and other current liabilities	$263,017	$241,690